CASH DIVIDENDS (Details)		2 Months Ended	9 Months Ended
	Jun. 01, 2017 $ / shares	Jul. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Cash dividend
Total amount of cash distributed in the dividend		¥ 65,698,571	$ 10,097,685	¥ 65,698,571
Common share
Cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.205
ADS
Cash dividend
Special cash dividend declared per share (in dollars per share)	$ 0.41